Net loss per Share (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of reconciliation of net income per share

Numerator:
Net income / (loss) attributable to controlling interest for the period from November 6, 2023 through December 31, 2023	$(16,626)

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through December 31, 2023	15,389,062

Net loss per share Ordinary Shares
Basic	$(1.08)
Diluted	$(1.08)

	For The Three Months Ended September 30, 2023	For The Three Months Ended September 30, 2022	For The Nine Months Ended September 30, 2023	For The Nine Months Ended September 30, 2022
Redeemable Class A Ordinary Shares
Numerator: Net (loss) income allocable to Redeemable Class A Ordinary Shares
Net (loss) income allocable to Redeemable Class A Ordinary Shares	$(685,915)	$(278,460)	$(682,886)	$7,700,858
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A	4,718,054	23,000,000	11,615,638	23,000,000
Basic and diluted net (loss) income per share, Class A ordinary shares subject to possible redemption	$(0.15)	$(0.01)	$(0.06)	$0.33

Non-Redeemable Class B Ordinary Shares
Numerator: Net (loss) income allocable to non-redeemable Class B Ordinary Shares
Net (loss) income allocable to non-redeemable Class B Ordinary Shares	$(835,940)	$(69,615)	$(338,044)	$1,925,214
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net (loss) income per share, Class B non-redeemable ordinary shares	$(0.15)	$(0.01)	$(0.06)	$0.33

	For The Year Ended December 31, 2022	For the period from March 5, 2021 (Inception) through December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income (loss) allocable to Redeemable Class A Ordinary Shares	$7,807,770	$(1,322,260)
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	23,000,000	5,158,940
Basic and diluted net income (loss) per share, Redeemable Class A	$0.34	$(0.26)

Non-Redeemable Class B Ordinary Shares
Numerator: Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$1,951,943	$(1,311,439)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,116,722
Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.34	$(0.26)